GOODWILL AND INTANGIBLE ASSETS - Disclosure of key assumptions used to determine value (Details)	12 Months Ended
Dec. 31, 2024
VMtecnologia LTDA
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.50%
Discount rate	23.00%
Roseman Holdings Ltd.
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	16.00%
On Track Innovation Ltd.
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	20.10%
Retail CGU
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	20.90%
Weezmo
Disclosure of detailed information about intangible assets [line items]
Growth rate	3.00%
Discount rate	21.90%
Vendsys
Disclosure of detailed information about intangible assets [line items]
Growth rate	4.00%
Discount rate	12.00%